SHARE CAPITAL (Details Textual)						1 Months Ended														12 Months Ended
	Apr. 04, 2017 shares	Apr. 03, 2017 USD ($) $ / shares	Feb. 04, 2016 USD ($) $ / shares shares	Feb. 04, 2016 $ / shares shares	Sep. 01, 2010 shares	Nov. 29, 2018 CNY (¥)	Nov. 29, 2018 USD ($)	Apr. 19, 2018 CNY (¥) shares	Apr. 19, 2018 USD ($) shares	Nov. 21, 2017 CNY (¥) shares	Nov. 21, 2017 USD ($) $ / shares shares	Jul. 18, 2017 USD ($) $ / shares shares	Apr. 30, 2012 shares	Apr. 30, 2011 shares	Nov. 24, 2010 CNY (¥) shares	May 31, 2010 shares	May 25, 2010 CNY (¥) shares	May 25, 2010 USD ($) shares	Nov. 20, 2009 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 01, 2018 shares	Dec. 31, 2017 USD ($) shares	Jun. 28, 2016 $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares	Nov. 24, 2010 $ / shares	Jun. 30, 2009 $ / shares
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued				1,428,571	11,779,649
Par value per share | $ / shares											$ 0.001																		$ 0.001
Exercise price, share options granted | $											$ 7.50										$ 7.65
Share issued price per share | $ / shares			$ 0.63	$ 0.63							$ 10.00													$ 1.27
Number of shares outstanding					14,553,949						3,200,000									5,678,703		3,851,485	2,820,939	5,678,703		3,851,485	2,700,000
Aggregate shares purchased																			11,193,149
Purchase Price of shares | $																			$ 752,200,000
Number of shares forfeited																			1,600,000
Warrant, Number of Securities Called by Warrants or Rights			114,286	114,286	2,944,904															50,000				50,000
Gross Proceeds from pricing of public offering			$ 900,000			¥ 8,732,000	$ 1,270,000
Proceeds from pricing of public offering			$ 785,000			7,332,000	1,070,000
Percentage of gross proceeds of offering			8.00%
Payment of placement fee | $			$ 71,999
Payment of non-accountable expense allowance | $			$ 25,000
Percentage of aggregate number of shares sold in offering			8.00%
Minimum bid price | $ / shares																											$ 1.00
Closing bid price | $ / shares																											$ 1.00
Proceeds from issue of ordinary shares | ¥										¥ 128,000,000,000										¥ 15,262,000		¥ 9,537,000	¥ 6,185,000
Equity																				¥ 276,018,000		¥ 694,736,000	¥ 772,449,000	$ 31,000,000		$ 45,000,000		¥ 1,086,840,000
Aggregate the number of share sale								770,299	770,299
Purchase price of per share | $									$ 1.56
Proceeds from offering								¥ 7,952,000	$ 1,200,000
Commission and legal expenses						¥ 1,400,000	$ 203,600
Number of shares issued																				1,770,299		1,003,152		1,770,299	56,919	1,003,152
Aggregate of warrants																				(500,000)	(500,000)
Warrants exercise price per share | $ / shares																								$ 1.27
Legal and other expenses | $																					$ 45,000
Fairvalue of otherthan equityinstrument warrant granted | ¥																				¥ 4,955,000
Authorised capital [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Par value per share | $ / shares																								$ 0.008
Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Notional amount | $		$ 631,579
Percentage of discount on convertible note		5.00%
Debt instrument, original amount | $		$ 600,000
Percentage of weighted average price		85.00%
Floor price of share | $ / shares		$ 1.00
Conversion of Stock, Shares Converted	369,626
Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $											$ 1.00							$ 1.00
Proceeds from exercise of options | $											$ 2,750,000
Aggregate shares purchased																	996,051	996,051
Purchase Price of shares																	¥ 6,803,000	$ 996,051
Number of warrants issued										2,750,000	2,750,000
Class A Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $			$ 0.63
Warrant, Number of Securities Called by Warrants or Rights			(1,428,571)	(1,428,571)
Class B Warrant [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $			$ 0.78
Warrant, Number of Securities Called by Warrants or Rights			(1,428,571)	(1,428,571)
IPO [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued										12,800,000	12,800,000
Over-Allotment Option [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued										800,000	800,000
underwritten public offering [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued															3,350,000
Share issued price per share | $ / shares																														$ 7.75
Gross proceeds from issuing shares | ¥															¥ 172,700,000
Proceeds from issuing shares | ¥															¥ 159,600,000
Private Placement [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued												633,526								27,394	27,394
Share issued price per share | $ / shares												$ 1.36
Proceeds from issuing shares | $												$ 861,595
Fair value of shares issued																				¥ 294,000	$ 619,000
Bottom of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $																					1.27
Bottom of range [member] | Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Debt instrument conversion price per share	1.1828
Top of range [member]
Disclosure Of SHARE CAPITAL [Line Items]
Exercise price, share options granted | $																					$ 1.5875
Top of range [member] | Convertible note [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Debt instrument conversion price per share	1.9355
Mr. Wong Kung Tok [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares issued													2,176,836	1,794,800		1,214,127
Par value per share | $ / shares																															$ 1.00
Success Winner Limited [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Number of shares outstanding																			8,950,171
Contingent shares																			8,185,763
Business combination,consideration, exchange price of share | $ / shares																			$ 10.00
Business combination, consideration, number of outstanding shares acquired																			5,743,320
Success Winner Limited [Member] | Released based on earnings [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Contingent shares																			5,185,763
Success Winner Limited [Member] | Released based on share price targets [Member]
Disclosure Of SHARE CAPITAL [Line Items]
Contingent shares																			3,000,000